INVESTMENTS (AVAILABLE FOR SALE SECURITIES) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 878	$ 713
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due in one year or less, Amortized Cost	39
Due in years two through five, Amortized Cost	167
Due in years six through ten, Amortized Cost	560
Due after ten years, Amortized Cost	32
Subtotal	798
Debt Maturities, Amortized Cost Basis	832
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less, Fair Value	40
Due in years two through five, Fair Value	179
Due in years six through ten, Fair Value	582
Due after ten years, Fair Value	33
Subtotal	834
Available For Sale Securities, Debt Maturities, Fair Value	860
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	39	1,200	13
Gross gains on sales	1	84	2
Gross losses on sales	1	9	1
Total other-than-temporary impairment losses	(10)	(6)	(7)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Credit losses recognized in earnings (loss)	(10)	(6)	(7)
Fixed Maturities - Credit Loss Impairments
Balance beginning of period	(60)	(72)
Previously recognized impairments on securities that matured, paid, prepaid or sold	19	18
Recognized impairments on securities impaired to fair value this period	0	0
Impairments recognized this period on securities not previously impaired	(9)	(6)
Additional impairments this period on securities previously impaired	(1)	0
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	(51)	(60)	(72)
Protective Life [Member]
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales		1,090
Gross gains on sales		81
Gross losses on sales		6
Corporate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	765	608
Gross Unrealized Gains	38	33
Gross Unrealized Losses	2	8
Fair Value	801	633
US Treasury Government And Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27	34
Gross Unrealized Gains		0
Fair Value	27	34
State and Political Sub-divisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6	6
Gross Unrealized Gains		0
Fair Value	6	6
Commercial Mortgage-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34	46
Gross Unrealized Gains	3	1
Gross Unrealized Losses	11	23
Fair Value	26	24
OTTI in AOCI (3)	1	1
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	34
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	26
Redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18	18
Gross Unrealized Gains		0
Gross Unrealized Losses	0	2
Fair Value	18	16
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	850	712
Gross Unrealized Gains	41	34
Gross Unrealized Losses	13	33
Fair Value	878	713
OTTI in AOCI (3)	$ 1	$ 1